SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Federal
States
Total current income tax benefit (expense)
Federal
States
Total deferred income tax benefit (expense)
Total income tax expense (benefit)